UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income
Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Monthly Income Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2024
Schwab Monthly Income Fund – Target Payout
Ticker Symbol: SWJRX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Target Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund returned 4.03%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 25.02% and 1.25%, respectively. The fund’s internally calculated comparative index, the Target Payout Composite Index (the composite index), returned 3.72%.
The fund’s distribution yield (payout) was 4.93%
1
.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Dividend Equity ETF
●
BlackRock High Yield Portfolio (Class K)
■

Top detractors from total return:
●
Schwab Long-Term U.S. Treasury ETF
●
Schwab International Dividend Equity ETF

Portfolio holdings may have changed since the report date.
1
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income
distributions to capital gains or
return of capital.
Schwab Monthly Income Fund – Target Payout | Annual Report
1
REG126651-00  00308854

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (03/28/2008)	4.03%	2.52%	3.63%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Target Payout Composite Index	3.72%	3.47%	4.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Monthly Income Fund – Target Payout | Annual Report

Statistics

Net Assets (thousands)	$34,454
Number of Holdings	11
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.93%
Foreign Tax Paid and Passed Through	$28,510
Gross Income from Foreign Sources	$297,269
Dividends Received Deduction	19.53%
Qualified Dividend Income	$713,551
Qualified Business Income (199A)	$63,497
Business Interest Deduction (163j)	48.55%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net
Asset
Value as of the end of the
reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Target Payout | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Monthly Income Fund – Target Payout | Annual Report

Annual Report |
December 31, 2024
Schwab Monthly Income Fund – Flexible Payout
Ticker Symbol: SWKRX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Flexible Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund returned 4.05%. The S&P 500
®
Index,
which
provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 25.02% and 1.25%, respectively. The fund’s internally calculated comparative index, the Flexible Payout Composite Index (the composite index), returned 3.72%.
The fund’s distribution yield (payout) was 4.72%
1
.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Dividend Equity ETF
●
BlackRock High Yield Portfolio (Class K)
■

Top detractors from total return:
●
Schwab Long-Term U.S. Treasury ETF
●
Schwab International Dividend Equity ETF

Portfolio holdings may have changed since the report date.
1
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Flexible Payout | Annual Report
1
REG126649-00  00308852

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (03/28/2008)	4.05%	2.07%	3.09%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Flexible Payout Composite Index	3.72%	2.75%	3.95%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Monthly Income Fund – Flexible Payout | Annual Report

Statistics

Net Assets (thousands)	$63,273
Number of Holdings	11
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.72%
Foreign Tax Paid and Passed Through	$53,012
Gross Income from Foreign Sources	$552,756
Dividends Received Deduction	19.47%
Qualified Dividend Income	$1,317,490
Qualified Business Income (199A)	$117,125
Business Interest Deduction (163j)	48.35%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Flexible Payout | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Monthly Income Fund – Flexible Payout | Annual Report

Annual Report |
December 31, 2024
Schwab Monthly Income Fund – Income Payout
Ticker Symbol: SWLRX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Income Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund returned 3.97%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 25.02% and 1.25%, respectively. The fund’s internally calculated comparative index, the Income Payout Composite Index (the composite index), returned 3.64%.
The fund’s distribution yield (payout) was 4.92%
1
.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Dividend Equity ETF
●
BlackRock High Yield Portfolio (Class K)
■

Top detractors from total return:
●
Schwab Long-Term U.S. Treasury ETF
●
Schwab International Dividend Equity ETF

Portfolio holdings may have changed since the
report
date.
1
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Income Payout | Annual Report
1
REG126650-00  00308853

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (03/28/2008)	3.97%	1.42%	2.43%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Income Payout Composite Index	3.64%	1.78%	2.96%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Monthly Income Fund – Income Payout | Annual Report

Statistics

Net Assets (thousands)	$55,285
Number of Holdings	12
Portfolio Turnover Rate	8%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.92%
Foreign Tax Paid and Passed Through	$27,359
Gross Income from Foreign Sources	$285,269
Dividends Received Deduction	12.99%
Qualified Dividend Income	$818,624
Qualified Business Income (199A)	$66,513
Business Interest Deduction (163j)	61.66%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end
of the
reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Income Payout | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Monthly Income Fund – Income Payout | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Three series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, one series has a fiscal year-end of the last day of February, twelve series have a fiscal year-end of March 31, and thirty-six series have a fiscal year-end of October 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2024/2025 and 2023/2024, based on their respective 2024/2025 and 2023/2024 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a)Audit Fees[1]		(b)Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024	Fiscal Year 2024/2025	Fiscal Year 2023/2024
$ 1,292,600	$1,272,477	$95,400	$95,400	$170,820	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024: $1,874,341	2023: $3,940,154

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2024
Schwab Monthly Income Funds

Schwab Monthly Income Fund –
Target Payout
Schwab Monthly Income Fund –
Flexible Payout
Schwab Monthly Income Fund –
Income Payout

In This Report

Financial Statements and Portfolio Holdings
Schwab Monthly Income Fund – Target Payout	2
Schwab Monthly Income Fund – Flexible Payout	8
Schwab Monthly Income Fund – Income Payout	14
Financial Notes	20
Report of Independent Registered Public Accounting Firm	27
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$9.94	$9.62	$11.99	$11.38	$11.09
Income (loss) from investment operations:
Net investment income (loss)[1]	0.45	0.41	0.30	0.24	0.21
Net realized and unrealized gains (losses)	(0.05)	0.39	(1.83)	0.81	0.36
Total from investment operations	0.40	0.80	(1.53)	1.05	0.57
Less distributions:
Distributions from net investment income	(0.46)	(0.42)	(0.30)	(0.37)	(0.21)
Distributions from net realized gains	—	—	(0.54)	(0.07)	(0.07)
Tax return of capital	(0.03)	(0.06)	—	—	—
Total distributions	(0.49)	(0.48)	(0.84)	(0.44)	(0.28)
Net asset value at end of period	$9.85	$9.94	$9.62	$11.99	$11.38
Total return	4.03%	8.58%	(12.85%)	9.23%	5.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.27%	0.28%	0.21%[3]	0.18%	0.21%
Net investment income (loss)	4.51%	4.27%	2.79%	1.99%	1.93%
Portfolio turnover rate	14%	9%	82%	11%	30%
Net assets, end of period (x 1,000)	$34,454	$35,939	$40,127	$53,397	$44,663

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of December 31, 2024

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.2% OF NET ASSETS

U.S. Stocks 20.0%
Large-Cap 20.0%
Schwab U.S. Dividend Equity ETF	$7,262,193	$686,412	($1,567,083 )	$56,257	$467,160	$6,904,939	252,743	$257,380

International Stocks 20.0%
Developed Markets 20.0%
Schwab International Dividend Equity ETF	7,083,420	1,138,014	(906,023)	36,748	(477,311)	6,874,848	297,355	297,269

Real Estate 9.8%
Global Real Estate 9.8%
Schwab Global Real Estate Fund	3,625,812	341,682	(510,751)	(22,320)	(62,380)	3,372,043	537,806	110,888

Fixed Income 26.9%
Intermediate-Term Bond 20.1%
Schwab 5-10 Year Corporate Bond ETF	1,062,741	160,675	(137,069)	(5,191)	(17,029)	1,064,127	48,216	52,353
Schwab U.S. Aggregate Bond Index Fund	6,095,716	783,822	(834,406)	(91,010)	(68,835)	5,885,287	670,306	224,260
						6,949,414
Long-Term Government Bond 6.8%
Schwab Long-Term U.S. Treasury ETF	2,610,724	269,686	(275,422)	(30,913)	(237,852)	2,336,223	74,331	103,813
						9,285,637

Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	502,576	—	—	—	502,576	502,576	8,869
Schwab Variable Share Price Money Fund, Ultra Shares (c)	477,723	15,923	(493,648)	—	2	—	—	15,923
Total Affiliated Underlying Funds (Cost $26,813,720)	$28,218,329	$3,898,790	($4,724,402 )	($56,429 )	($396,245 )	$26,940,043		$1,070,755

UNAFFILIATED UNDERLYING FUNDS 22.0% OF NET ASSETS

Fixed Income 21.5%
Floating Rate Loan 3.2%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$1,082,364	114,053
High-Yield Bond 11.2%
BlackRock High Yield Portfolio, Class K						3,856,579	543,180
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						2,455,087	199,601
						7,394,030

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43% (b)						$181,560	181,560
Total Unaffiliated Underlying Funds (Cost $7,370,989)						$7,575,590
Total Investments in Securities (Cost $34,184,709)						$34,515,633

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $493,648 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $26,813,720)		$26,940,043
Investments in securities, at value - unaffiliated issuers (cost $7,370,989)		7,575,590
Receivables:
Dividends		57,645
Fund shares sold		15,565
Due from investment adviser		7,318
Prepaid expenses	+	3,769
Total assets		34,599,930

Liabilities
Payables:
Investments bought		54,452
Fund shares redeemed		49,007
Independent trustees’ fees		17
Accrued expenses	+	42,652
Total liabilities		146,128
Net assets		$34,453,802

Net Assets by Source
Capital received from investors		$37,061,527
Total distributable loss	+	(2,607,725)
Net assets		$34,453,802

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$34,453,802		3,496,096		$9.85

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$1,070,755
Dividends received from securities - unaffiliated issuers	+	487,446
Total investment income		1,558,201

Expenses
Professional fees		23,185
Registration fees		20,989
Portfolio accounting fees		17,483
Shareholder reports		15,715
Independent trustees’ fees		6,005
Custodian fees		2,507
Transfer agent fees		2,167
Other expenses	+	3,721
Total expenses		91,772
Expense reduction	–	91,772
Net expenses	–	—
Net investment income		1,558,201

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - unaffiliated issuers		15,774
Net realized losses on sales of securities - affiliated issuers		(56,429)
Net realized losses on sales of securities - unaffiliated issuers	+	(5,030)
Net realized losses		(45,685)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(396,245)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	150,971
Net change in unrealized appreciation (depreciation)	+	(245,274)
Net realized and unrealized losses		(290,959)
Increase in net assets resulting from operations		$1,267,242
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$1,558,201	$1,593,300
Net realized losses		(45,685)	(248,989)
Net change in unrealized appreciation (depreciation)	+	(245,274)	1,615,103
Increase in net assets resulting from operations		$1,267,242	$2,959,414

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($1,573,975 )	($1,633,700 )
From tax return of capital	+	(103,551)	(219,128)
Total distributions		($1,677,526 )	($1,852,828 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		869,248	$8,785,038	477,122	$4,601,487
Shares reinvested		79,405	793,296	97,629	940,920
Shares redeemed	+	(1,067,288)	(10,653,588)	(1,130,773)	(10,836,566)
Net transactions in fund shares		(118,635)	($1,075,254 )	(556,022)	($5,294,159 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,614,731	$35,939,340	4,170,753	$40,126,913
Total decrease	+	(118,635)	(1,485,538)	(556,022)	(4,187,573)
End of period		3,496,096	$34,453,802	3,614,731	$35,939,340
See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$10.12	$9.79	$12.02	$11.82	$11.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.46	0.42	0.31	0.24	0.23
Net realized and unrealized gains (losses)	(0.05)	0.39	(1.81)	0.44	0.45
Total from investment operations	0.41	0.81	(1.50)	0.68	0.68
Less distributions:
Distributions from net investment income	(0.47)	(0.46)	(0.29)	(0.34)	(0.23)
Distributions from net realized gains	—	—	(0.44)	(0.14)	(0.12)
Tax return of capital	(0.01)	(0.02)	—	—	—
Total distributions	(0.48)	(0.48)	(0.73)	(0.48)	(0.35)
Net asset value at end of period	$10.05	$10.12	$9.79	$12.02	$11.82
Total return	4.05%	8.50%	(12.50%)	5.73%	6.11%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.16%	0.18%	0.15%[3]	0.10%	0.12%
Net investment income (loss)	4.52%	4.33%	2.88%	1.99%	2.06%
Portfolio turnover rate	14%	7%	78%	20%	28%
Net assets, end of period (x 1,000)	$63,273	$65,296	$67,701	$100,081	$89,691

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of December 31, 2024

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.9% OF NET ASSETS

U.S. Stocks 19.9%
Large-Cap 19.9%
Schwab U.S. Dividend Equity ETF	$13,361,805	$1,164,599	($2,901,827 )	$121,139	$859,814	$12,605,530	461,403	$472,019

International Stocks 20.0%
Developed Markets 20.0%
Schwab International Dividend Equity ETF	12,880,365	1,838,114	(1,314,663)	43,363	(831,242)	12,615,937	545,671	552,756

Real Estate 9.7%
Global Real Estate 9.7%
Schwab Global Real Estate Fund	6,611,133	889,430	(1,230,805)	(71,470)	(59,842)	6,138,446	979,019	204,552

Fixed Income 26.9%
Intermediate-Term Bond 20.1%
Schwab 5-10 Year Corporate Bond ETF	1,924,016	225,905	(174,667)	(6,682)	(31,245)	1,937,327	87,781	96,208
Schwab U.S. Aggregate Bond Index Fund	10,971,113	1,581,547	(1,488,742)	(157,938)	(120,755)	10,785,225	1,228,386	412,013
						12,722,552
Long-Term Government Bond 6.8%
Schwab Long-Term U.S. Treasury ETF	4,686,232	510,920	(406,418)	(54,617)	(443,031)	4,293,086	136,592	190,304
						17,015,638

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	884,897	—	—	—	884,897	884,897	15,615
Schwab Variable Share Price Money Fund, Ultra Shares (c)	841,138	28,034	(869,177)	—	5	—	—	28,034
Total Affiliated Underlying Funds (Cost $48,643,634)	$51,275,802	$7,123,446	($8,386,299 )	($126,205 )	($626,296 )	$49,260,448		$1,971,501

UNAFFILIATED UNDERLYING FUNDS 22.2% OF NET ASSETS

Fixed Income 21.6%
Floating Rate Loan 3.2%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$2,019,456	212,798
High-Yield Bond 11.3%
BlackRock High Yield Portfolio, Class K						7,174,501	1,010,493
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,498,830	365,759
						13,692,787

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43% (b)						$382,475	382,475
Total Unaffiliated Underlying Funds (Cost $13,700,440)						$14,075,262
Total Investments in Securities (Cost $62,344,074)						$63,335,710

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $869,177 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $48,643,634)		$49,260,448
Investments in securities, at value - unaffiliated issuers (cost $13,700,440)		14,075,262
Receivables:
Dividends		106,434
Fund shares sold		20,740
Due from investment adviser		7,394
Prepaid expenses	+	4,316
Total assets		63,474,594

Liabilities
Payables:
Investments bought		100,275
Fund shares redeemed		51,934
Independent trustees’ fees		18
Accrued expenses	+	48,951
Total liabilities		201,178
Net assets		$63,273,416

Net Assets by Source
Capital received from investors		$66,837,440
Total distributable loss	+	(3,564,024)
Net assets		$63,273,416

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$63,273,416		6,292,839		$10.05

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$1,971,501
Dividends received from securities - unaffiliated issuers	+	895,316
Total investment income		2,866,817

Expenses
Professional fees		23,187
Shareholder reports		23,009
Registration fees		22,541
Portfolio accounting fees		17,633
Independent trustees’ fees		6,059
Transfer agent fees		2,704
Custodian fees		2,073
Other expenses	+	3,840
Total expenses		101,046
Expense reduction	–	101,046
Net expenses	–	—
Net investment income		2,866,817

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - unaffiliated issuers		28,824
Net realized losses on sales of securities - affiliated issuers		(126,205)
Net realized losses on sales of securities - unaffiliated issuers	+	(7,236)
Net realized losses		(104,617)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(626,296)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	279,053
Net change in unrealized appreciation (depreciation)	+	(347,243)
Net realized and unrealized losses		(451,860)
Increase in net assets resulting from operations		$2,414,957
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$2,866,817	$2,835,164
Net realized losses		(104,617)	(313,791)
Net change in unrealized appreciation (depreciation)	+	(347,243)	2,768,171
Increase in net assets resulting from operations		$2,414,957	$5,289,544

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($2,895,641 )	($3,037,130 )
From tax return of capital	+	(59,551)	(145,471)
Total distributions		($2,955,192 )	($3,182,601 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,282,511	$13,178,445	677,935	$6,638,438
Shares reinvested		165,927	1,688,474	193,133	1,893,255
Shares redeemed	+	(1,606,248)	(16,349,683)	(1,338,366)	(13,043,640)
Net transactions in fund shares		(157,810)	($1,482,764 )	(467,298)	($4,511,947 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,450,649	$65,296,415	6,917,947	$67,701,419
Total decrease	+	(157,810)	(2,022,999)	(467,298)	(2,405,004)
End of period		6,292,839	$63,273,416	6,450,649	$65,296,415
See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$9.27	$8.97	$10.72	$10.80	$10.33
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.37	0.26	0.22	0.23
Net realized and unrealized gains (losses)	(0.06)	0.31	(1.59)	0.03	0.47
Total from investment operations	0.36	0.68	(1.33)	0.25	0.70
Less distributions:
Distributions from net investment income	(0.45)	(0.38)	(0.22)	(0.26)	(0.22)
Distributions from net realized gains	—	—	(0.20)	(0.07)	(0.01)
Total distributions	(0.45)	(0.38)	(0.42)	(0.33)	(0.23)
Net asset value at end of period	$9.18	$9.27	$8.97	$10.72	$10.80
Total return	3.97%	7.81%	(12.50%)	2.33%	6.93%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%[3]	0.00%	0.00%
Total expenses[2]	0.14%	0.17%	0.14%[3]	0.11%	0.14%
Net investment income (loss)	4.51%	4.16%	2.74%	1.99%	2.17%
Portfolio turnover rate	8%	5%	68%	25%	23%
Net assets, end of period (x 1,000)	$55,285	$62,779	$71,382	$112,619	$112,043

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of December 31, 2024

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.5% OF NET ASSETS

U.S. Stocks 13.0%
Large-Cap 13.0%
Schwab U.S. Dividend Equity ETF	$8,327,328	$253,685	($2,018,111 )	$168,468	$479,717	$7,211,087	263,949	$292,819

International Stocks 10.9%
Developed Markets 10.9%
Schwab International Dividend Equity ETF	6,665,169	394,882	(607,405)	11,708	(406,775)	6,057,579	262,006	285,269

Real Estate 5.9%
Global Real Estate 5.9%
Schwab Global Real Estate Fund	3,820,637	362,747	(856,485)	(75,275)	(6,288)	3,245,336	517,597	115,359

Fixed Income 49.0%
Intermediate-Term Bond 35.1%
Schwab 5-10 Year Corporate Bond ETF	5,674,753	393,960	(983,570)	(29,612)	(75,259)	4,980,272	225,658	274,464
Schwab U.S. Aggregate Bond Index Fund	16,406,655	1,483,891	(3,050,282)	(339,733)	(64,241)	14,436,290	1,644,225	601,358
						19,416,562
Long-Term Government Bond 5.8%
Schwab Long-Term U.S. Treasury ETF	3,795,761	60,537	(281,228)	(45,380)	(342,248)	3,187,442	101,414	153,676
Short-Term Bond 8.1%
Schwab 1-5 Year Corporate Bond ETF	4,879,994	512,626	(959,660)	7,201	24,388	4,464,549	183,161	193,015
						27,068,553

Money Market Funds 1.7%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	940,502	—	—	—	940,502	940,502	16,596
Schwab Variable Share Price Money Fund, Ultra Shares (c)	893,993	29,795	(923,794)	—	6	—	—	29,795
Total Affiliated Underlying Funds (Cost $45,362,102)	$50,464,290	$4,432,625	($9,680,535 )	($302,623 )	($390,700 )	$44,523,057		$1,962,351

UNAFFILIATED UNDERLYING FUNDS 19.5% OF NET ASSETS

Fixed Income 19.2%
Floating Rate Loan 3.0%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$1,680,551	177,086
High-Yield Bond 9.1%
BlackRock High Yield Portfolio, Class K						5,025,591	707,830
Preferred 7.1%
Cohen & Steers Preferred Securities and Income Fund, Class I						3,929,874	319,502
						10,636,016

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43% (b)						$151,560	151,560
Total Unaffiliated Underlying Funds (Cost $10,494,747)						$10,787,576
Total Investments in Securities (Cost $55,856,849)						$55,310,633

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $923,794 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $45,362,102)		$44,523,057
Investments in securities, at value - unaffiliated issuers (cost $10,494,747)		10,787,576
Receivables:
Dividends		103,243
Fund shares sold		24,051
Due from investment adviser		7,110
Prepaid expenses	+	3,926
Total assets		55,448,963

Liabilities
Payables:
Investments bought		98,581
Fund shares redeemed		18,991
Independent trustees’ fees		18
Accrued expenses	+	46,019
Total liabilities		163,609
Net assets		$55,285,354

Net Assets by Source
Capital received from investors		$65,189,094
Total distributable loss	+	(9,903,740)
Net assets		$55,285,354

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$55,285,354		6,023,670		$9.18

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$1,962,351
Dividends received from securities - unaffiliated issuers	+	765,469
Total investment income		2,727,820

Expenses
Professional fees		23,187
Registration fees		20,586
Portfolio accounting fees		17,629
Shareholder reports		6,346
Independent trustees’ fees		6,056
Transfer agent fees		2,210
Custodian fees		2,182
Other expenses	+	3,828
Total expenses		82,024
Expense reduction	–	82,024
Net expenses	–	—
Net investment income		2,727,820

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - unaffiliated issuers		20,598
Net realized losses on sales of securities - affiliated issuers		(302,623)
Net realized gains on sales of securities - unaffiliated issuers	+	19,709
Net realized losses		(262,316)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(390,700)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	242,667
Net change in unrealized appreciation (depreciation)	+	(148,033)
Net realized and unrealized losses		(410,349)
Increase in net assets resulting from operations		$2,317,471
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$2,727,820	$2,743,627
Net realized losses		(262,316)	(545,922)
Net change in unrealized appreciation (depreciation)	+	(148,033)	2,687,716
Increase in net assets resulting from operations		$2,317,471	$4,885,421

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,928,420 )	($2,780,917 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,158,772	$10,819,385	453,062	$4,093,304
Shares reinvested		137,102	1,271,864	149,416	1,345,446
Shares redeemed	+	(2,043,599)	(18,973,598)	(1,790,807)	(16,146,170)
Net transactions in fund shares		(747,725)	($6,882,349 )	(1,188,329)	($10,707,420 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,771,395	$62,778,652	7,959,724	$71,381,568
Total decrease	+	(747,725)	(7,493,298)	(1,188,329)	(8,602,916)
End of period		6,023,670	$55,285,354	6,771,395	$62,778,652
See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Monthly Income Fund - Target Payout	Schwab International Opportunities Fund
Schwab Monthly Income Fund - Flexible Payout	Schwab Balanced Fund
Schwab Monthly Income Fund - Income Payout	Schwab Core Equity Fund
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Equity Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Equity Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. Each fund seeks to provide current income and, as a secondary investment objective, capital appreciation. Each of the funds seeks to achieve its investment objective by investing primarily in a combination of affiliated Schwab mutual funds and Schwab ETFs in accordance with its target portfolio allocation. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds").
Each fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of December 31, 2024, each of the fund’s investments were classified as Level 1.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds. Such expenses are reflected in the NAVs of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
The amount of the distributions made by the Schwab Monthly Income Fund — Target Payout and the Schwab Monthly Income Fund - Flexible Payout may exceed the amount of the fund’s net income and capital gains available for distribution. In that case, some or all of the distributions made by the Schwab Monthly Income Fund - Target Payout and the Schwab Monthly Income Fund - Flexible Payout may constitute a return of capital to shareholders. At the end of the year, the funds may be required under the applicable Internal Revenue Code to recharacterize distributions for the year among ordinary income, capital gains, and return of capital ( if any) for purposes of tax reporting to shareholders. Although it cannot be guaranteed, the Schwab Monthly Income Fund - Income Payout does not expect to make distributions that will be treated as return of capital. Shareholders who receive periodic

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
distributions consisting of a return of capital may be under the impression that they are receiving net income when they are not. A return of capital is a distribution from the shareholder’s investment principal, rather than net income from the fund’s returns. Shareholders should not assume that the source of a distribution from the fund is net income. For additional information see financial note 7, Federal Income Taxes.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and each fund. The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual management fee from each of the affiliated Schwab Funds and ETFs that serve as underlying funds.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of December 31, 2024, each fund’s ownership percentages of affiliated funds’ shares are as follows :
UNDERLYING FUNDS	SCHWAB MONTHLY INCOME FUND – TARGET PAYOUT	SCHWAB MONTHLY INCOME FUND – FLEXIBLE PAYOUT	SCHWAB MONTHLY INCOME FUND – INCOME PAYOUT
Schwab 1-5 Year Corporate Bond ETF	— %	— %	0.9%
Schwab 5-10 Year Corporate Bond ETF	0.0%*	0.0%*	0.1%
Schwab Global Real Estate Fund	1.2%	2.1%	1.1%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*
Schwab International Dividend Equity ETF	0.9%	1.6%	0.8%
Schwab Long-Term U.S. Treasury ETF	0.3%	0.6%	0.5%
Schwab U.S. Aggregate Bond Index Fund	0.1%	0.2%	0.3%
Schwab U.S. Dividend Equity ETF	0.0%*	0.0%*	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended December 31, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Monthly Income Fund – Target Payout	$25,704	$—	$—
Schwab Monthly Income Fund – Flexible Payout	121,686	129,159	3,048
Schwab Monthly Income Fund – Income Payout	129,159	147,390	220
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended December 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Monthly Income Fund – Target Payout	$4,803,667	$5,870,983
Schwab Monthly Income Fund – Flexible Payout	8,870,998	10,309,583
Schwab Monthly Income Fund – Income Payout	4,752,300	11,581,174

7. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Monthly Income Fund – Target Payout	$34,657,138	$1,279,441	($1,420,946 )	($141,505 )
Schwab Monthly Income Fund – Flexible Payout	62,884,981	2,732,508	(2,281,779)	450,729
Schwab Monthly Income Fund – Income Payout	56,449,965	1,493,937	(2,633,269)	(1,139,332)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Monthly Income Fund – Target Payout	$—	($141,505 )	($2,466,220 )	($2,607,725 )
Schwab Monthly Income Fund – Flexible Payout	—	450,729	(4,014,753)	(3,564,024)
Schwab Monthly Income Fund – Income Payout	238,014	(1,139,332)	(9,002,422)	(9,903,740)
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024,  the funds had capital loss carryforwards as follows:

Schwab Monthly Income Fund – Target Payout	$2,466,220
Schwab Monthly Income Fund – Flexible Payout	4,014,753
Schwab Monthly Income Fund – Income Payout	9,002,422
For the fiscal year ended December 31, 2024, the funds had capital loss carryforwards utilized as follows:

Schwab Monthly Income Fund – Target Payout	$4,937
Schwab Monthly Income Fund – Flexible Payout	64,896
Schwab Monthly Income Fund – Income Payout	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	TAX RETURN OF CAPITAL	ORDINARY INCOME	TAX RETURN OF CAPITAL
Schwab Monthly Income Fund – Target Payout	$1,573,975	$103,551	$1,633,700	$219,128
Schwab Monthly Income Fund – Flexible Payout	2,895,641	59,551	3,037,130	145,471
Schwab Monthly Income Fund – Income Payout	2,928,420	—	2,780,917	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout, and Schwab Monthly Income Fund – Income Payout:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout, and Schwab Monthly Income Fund – Income Payout, (the “Funds”) three of the funds constituting Schwab Capital Trust, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

MFR45803-13
00308797

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Monthly Income Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 14, 2025